Absolute Strategies Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Mutual Funds — 65.63% Shares Fair Value
Absolute Capital Opportunities Fund
(a)
689,579 $ 6,999,226
Absolute Flexible Fund
(a)
652,742 6,494,780
TOTAL  MUTUAL FUNDS
  (Cost $13,483,949) 13,494,006
Exchange-Traded Funds — 6.13% Shares Fair Value
Absolute Select Value ETF
(a)
39,364 1,116,540
ETFMG Prime Junior Silver Miners
ETF 2,000 20,000
VanEck Vectors Gold Miners ETF 4,000 124,040
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $1,259,286) 1,260,580
Collateralized Mortgage Obligations — 0.58%
Principal
Amount Fair Value
Adjustable Rate Mortgage Trust, Series 2006-1 3A3, 3.94%,
3/25/2036
(b)
$ 9,980 8,180
Adjustable Rate Mortgage Trust, Series 2005-12 2A1, 4.71%,
3/25/2036
(b)
25,615 17,937
Alternative Loan Trust, Series 2005-50CB 2A1, 5.50%,
11/25/2035
(b)
8,360 6,832
Banc of America Funding, Series 2006-E 2A1, 4.98%, 6/20/2036
(b)
6,118 5,509
Banc of America Funding, Series 2007-E 4A1, 4.48%, 7/20/2047
(b)
13,532 12,794
CHL Mortgage Pass-Through Trust, Series 2007-HY5 1A1,
4.71%, 9/25/2047
(b)
12,102 9,260
CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12,
6.00%, 12/25/2036 23,728 20,485
CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6, 5.75%,
4/25/2037 9,528 8,695
IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1,
3.92%, 9/25/2036
(b)
27,462 18,556
JPMorgan Mortgage Trust, Series 2007-A2 4A1M, 3.87%,
4/25/2037
(b)
6,264 5,065
Structured Adjustable Rate Mortgage Loan, Series 2007-3 3A1,
4.24%, 4/25/2047
(b)
13,190 6,233
Total Collateralized Mortgage Obligations
    (Cost $100,196) 119,546
Money Market Funds - 17.55% Shares
First American Treasury Obligations Fund, Class X, 5.28%
(c)
3,608,388 3,608,388
TOTAL MONEY MARKET FUNDS
    (Cost $3,608,388) 3,608,388
Total Investments — 89.89%
    (Cost $18,451,819) 18,482,520

Absolute Strategies Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Other Assets in Excess of Liabilities  —  10.11% 2,078,234
Net Assets — 100.00% $ 20,560,754
(a) Affiliated Company
(b) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2023.
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.
ETF - Exchange Traded Funds.

Absolute Strategies Fund
Schedule of Securities Sold Short
December 31, 2023 (Unaudited)
Common Stocks - Short - (1.81%) Shares Fair Value
Consumer Discretionary - (1.81%)
Tesla, Inc. (1,500) $ (372,720)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $338,972) (372,720)
TOTAL SECURITIES SOLD SHORT - (1.81%)
(Proceeds Received $338,972 ) $ (372,720)

Absolute Strategies Fund
Schedule of Futures Contracts
December 31, 2023 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
SHORT CONTRACTS
CME E-Mini NASDAQ 100 Index Future (25) March 2024 $ (8,511,750) $ (80,945)
E-Mini S&P 500 Future (10) March 2024 (2,410,000) 1,000
Total Futures $ (79,945)

Absolute Capital Opportunities Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Common Stocks — 104.11% Shares Fair Value
Communications — 15.83%
Alphabet, Inc., Class A
(a)
18,903 $ 2,640,560
Alphabet, Inc., Class C
(a)
9,395 1,324,038
Charter Communications, Inc., Class
A
(a)
4,846 1,883,543
Meta Platforms, Inc., Class A
(a)(b)
10,396 3,679,768
Paramount Global, Class B 15,134 223,832
Spark Networks SE - ADR
(a)
3,667 15
Spotify Technology SA
(a)
4,315 810,832
Warner Bros. Discovery, Inc.
(a)
35,556 404,627
10,967,215
Consumer Discretionary — 18.67%
Alibaba Group Holding Ltd. - ADR 2,632 204,006
Amazon.com, Inc.
(a)(b)
21,474 3,262,760
CarMax, Inc.
(a)
26,189 2,009,744
Carvana Co.
(a)
1,000 52,940
Fisker , Inc.
(a)
9,973 17,453
General Motors Co.
(b)
84,318 3,028,702
Gildan Activewear , Inc. 15,779 521,654
Hasbro, Inc. 19,068 973,612
Las Vegas Sands Corp. 23,077 1,135,619
Lowe's Companies, Inc. 6,995 1,556,737
Tapestry, Inc. 4,770 175,584
12,938,811
Consumer Staples — 8.18%
Diageo PLC - ADR 8,137 1,185,235
Dollar Tree, Inc.
(a)
13,754 1,953,756
Philip Morris International, Inc.
(b)
26,894 2,530,188
5,669,179
Energy — 6.98%
Berkshire Hathaway, Inc., Class B
(a)
7,143 2,547,622
EOG Resources, Inc. 7,759 938,451
Occidental Petroleum Corp.
(b)
14,363 857,615
Pioneer Natural Resources Co. 2,190 492,487
4,836,175
Financials — 16.10%
American Express Co. 11,385 2,132,866
Aon PLC, Class A 2,815 819,221
Charles Schwab Corp. (The)
(b)
40,543 2,789,358
Intercontinental Exchange, Inc. 14,664 1,883,298
JPMorgan Chase & Co. 12,404 2,109,920
PPG Industries, Inc. 9,499 1,420,576
11,155,239
Health Care — 5.22%
Becton, Dickinson and Co. 9,958 2,428,059
Bristol-Myers Squibb Co. 3,700 189,847

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
— 104.11% - continued Shares Fair Value
Health Care — 5.22% - continued
CVS Health Corp. 8,790 $ 694,058
Pfizer, Inc.
(b)
10,700 308,053
3,620,017
Industrials — 9.92%
Alaska Air Group, Inc.
(a)(b)
4,200 164,094
Hayward Holdings, Inc.
(a)
43,889 596,890
Jacobs Solutions, Inc. 16,677 2,164,675
Keysight Technologies, Inc.
(a)
11,446 1,820,944
PACCAR, Inc. 21,791 2,127,891
6,874,494
Technology — 23.21%
Analog Devices, Inc. 11,407 2,264,974
Apple, Inc. 22,380 4,308,821
Arista Networks, Inc.
(a)
5,845 1,376,556
Motorola Solutions, Inc. 5,796 1,814,670
Salesforce, Inc.
(a)
8,584 2,258,794
Splunk , Inc.
(a)
9,245 1,408,476
Visa, Inc., Class A 10,167 2,646,978
16,079,269
TOTAL  COMMON STOCKS
  (Cost $53,105,787) 72,140,399
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 2.13%
Alibaba Group Holding Ltd. 19 $ 147,269 $ 180.00
January
2024 $ 9
Charles Schwab Corp. (The) 80 550,400 60.00 June 2024 96,240
General Motors Co. 564 2,025,888 45.00
January
2024 564
General Motors Co. 593 2,130,056 48.00
January
2024 297
Occidental Petroleum Corp. 196 1,170,316 62.50 April 2024 49,196
Occidental Petroleum Corp. 410 2,448,110 65.00 April 2024 68,470
Philip Morris International, Inc. 105 987,840 95.00 June 2024 49,350
SPDR S&P 500 ETF Trust 1,742 82,799,002 475.00
January
2024 954,616
SPDR S&P 500 ETF Trust 1,500 71,296,500 485.00
January
2024 208,500
Tapestry, Inc. 71 261,351 32.50
September
2024 47,641
TOTAL CALL OPTIONS PURCHASED
    (Cost 1,041,518) $ 1,474,883

Absolute Capital Opportunities Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
.
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.06%
SPDR S&P 500 ETF Trust 406 $ 19,297,586 $ 410.00
January
2024 $ 4,872
SPDR S&P 500 ETF Trust 1,500 71,296,500 360.00
January
2024 6,000
SPDR S&P 500 ETF Trust 2,434 115,690,454 395.00
January
2024 21,906
SPDR S&P 500 ETF Trust 750 35,648,250 420.00
January
2024 10,500
TOTAL PUT OPTIONS PURCHASED
    (Cost 1,752,775) $ 43,278
Money Market Funds - 3.29% Shares Fair Value
First American Treasury Obligations Fund, Class X, 5.28%
(c)
2,276,631 2,276,631
TOTAL MONEY MARKET FUNDS
    (Cost $2,276,631) 2,276,631
Total Investments — 109.59%
    (Cost $58,176,711) 75,935,191
Liabilities in Excess of Other Assets  —  (9.59)% (6,647,613)
Net Assets — 100.00% $ 69,287,578
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.
ADR - American Depositary Receipt.
ETF - Exchan ge Traded Funds.

Absolute Capital Opportunities Fund
Schedule of Written Options
December 31, 2023 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
Written Call Options (16.61)%
Alaska Air Group, Inc. (42) $ (164,094) $ 37.50 July 2024 $ (23,100)
Meta Platforms, Inc. (24) (849,504) 300.00
September
2024 (196,620)
Pfizer, Inc. (53) (152,587) 27.50
September
2024 (16,801)
Pfizer, Inc. (54) (155,466) 30.00
September
2024 (11,259)
Philip Morris International, Inc. (105) (987,840) 105.00 June 2024 (12,810)
SPDR S&P 500 ETF Trust (1,383) (65,735,373) 400.00 March 2024 (11,243,790)
Total Written Call Options (Premiums Received $8,697,864) $ (11,504,380)
Written Put Options (0.40)%
Alaska Air Group, Inc. (42) (164,094) 27.50 July 2024 (2,688)
Amazon.com, Inc. (14) (212,716) 85.00 January 2024 (7)
Charles Schwab Corp. (The) (37) (254,560) 55.00 June 2024 (4,514)
Charles Schwab Corp. (The) (65) (447,200) 60.00 June 2024 (13,520)
General Motors Co. (185) (664,520) 40.00 June 2025 (127,651)
Meta Platforms, Inc. (28) (991,088) 95.00 January 2024 (14)
MGM Resorts International (37) (165,316) 45.00 June 2024 (14,097)
Occidental Petroleum Corp. (49) (292,579) 55.00 June 2025 (23,520)
Pfizer, Inc. (107) (308,053) 22.50 January 2025 (10,593)
Philip Morris International, Inc. (36) (338,688) 85.00 June 2024 (6,192)
Philip Morris International, Inc. (35) (329,280) 90.00 January 2025 (20,020)
SPDR S&P 500 ETF Trust (3,476) 370.00 January 2024 (17,380)
Tapestry, Inc. (95) (349,695) 35.00
September
2024 (29,450)
Tapestry, Inc. (71) (261,351) 22.50 January 2025 (5,325)
Total Written Put Options (Premiums Received $1,054,897) (274,971)
Total Written Options (Premiums Received $9,752,761) $ (11,779,351)

Absolute Convertible Arbitrage Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Mutual Funds — 1.92% Shares Fair Value
Absolute Flexible Fund
(a)
1,893,334 $ 18,838,669
TOTAL  MUTUAL FUNDS
  (Cost $19,086,357) 18,838,669
Corporate Bonds — 0.54%
Principal
Amount Fair Value
Energy — 0.54%
Helix Energy Solutions Group, Inc., 9.75%, 3/1/2029
(b)
$ 5,000,000 5,262,275
TOTAL CORPORATE BONDS
    (Cost $4,981,040) 5,262,275
Convertible Bonds — 91.38%
Communications — 2.55%
Fiverr International Ltd., 6.25%, 11/1/2025 6,000,000 5,358,600
Magnite, Inc., 0.25%, 3/15/2026 6,500,000 5,599,750
TechTarget, Inc., 6.19%, 12/15/2026 8,000,000 6,680,000
Upwork, Inc., 0.25%, 8/15/2026 8,640,000 7,370,784
25,009,134
Consumer Discretionary — 12.21%
Chegg, Inc., 6.87%, 9/1/2026 6,200,000 5,177,000
Cracker Barrel Old Country Store, Inc., 0.63%, 6/15/2026 10,339,000 8,956,676
Fisker, Inc., 2.50%, 9/15/2026
(b)
4,500,000 973,642
Freshpet, Inc., 3.00%, 4/1/2028
(b)
5,000,000 7,188,750
Guess?, Inc., 3.75%, 4/15/2028
(b)
6,750,000 7,522,200
indie Semiconductor, Inc., 4.50%, 11/15/2027
(b)
5,000,000 6,035,000
LCI Industries, 1.13%, 5/15/2026 8,258,000 8,113,485
Live Nation Entertainment, Inc., 3.13%, 1/15/2029
(b)
9,379,000 10,674,240
Luminar Technologies, Inc., 1.25%, 12/15/2026
(b)
9,000,000 4,219,200
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027
(b)
5,000,000 4,447,500
NCL Corp Ltd., 1.13%, 2/15/2027 8,175,000 7,505,468
Patrick Industries, Inc., 1.75%, 12/1/2028 10,949,000 12,481,860
Stride, Inc., 1.13%, 9/1/2027 8,502,000 10,806,042
Topgolf Callaway Brands Corp., 2.75%, 5/1/2026 7,409,000 7,949,857
Wayfair, Inc., 3.25%, 9/15/2027
(b)
5,000,000 6,181,500
Winnebago Industries, Inc., 1.50%, 4/1/2025 9,096,000 11,429,124
119,661,544
Consumer Staples — 1.59%
Chefs' Warehouse, Inc. (The), 2.38%, 12/15/2028
(b)
6,500,000 6,202,410
MGP Ingredients, Inc., 1.88%, 11/15/2041 8,000,000 9,360,000
15,562,410
Energy — 2.96%
Green Plains, Inc., 2.25%, 3/15/2027 9,112,000 9,539,353
Northern Oil and Gas, Inc., 3.63%, 4/15/2029
(b)
5,000,000 5,920,000
Oil States International, Inc., 4.75%, 4/1/2026 7,000,000 7,009,100
Stem, Inc., 4.25%, 4/1/2030
(b)
9,000,000 6,579,000
29,047,453

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Convertible Bonds — 91.38% - continued
Principal
Amount Fair Value
Financials — 1.32%
Encore Capital Group, Inc., 4.00%, 3/15/2029
(b)
$ 9,250,000 $ 9,157,500
EZCORP, Inc., 3.75%, 12/15/2029
(b)
3,750,000 3,804,375
12,961,875
Health Care — 18.50%
Accuray, Inc., 3.75%, 6/1/2026 10,000,000 9,100,000
Alphatec Holdings, Inc., 0.75%, 8/1/2026 10,000,000 10,605,000
Amphastar Pharmaceuticals, Inc., 2.00%, 3/15/2029
(b)
7,287,000 8,871,922
Artivion, Inc., 4.25%, 7/1/2025 9,000,000 9,596,700
Bridgebio Pharma, Inc., 2.25%, 2/1/2029 4,240,000 3,612,056
CONMED Corp., 2.25%, 6/15/2027
(b)
10,000,000 10,044,000
Cutera, Inc., 2.25%, 6/1/2028
(b)
3,000,000 787,500
Enovis Corp., 3.88%, 10/15/2028
(b)
11,000,000 13,227,500
Exact Sciences Corp., 0.38%, 3/15/2027 10,095,000 9,817,387
Gossamer Bio, Inc., 5.00%, 6/1/2027 5,000,000 1,875,000
Halozyme Therapeutics, Inc., 1.00%, 8/15/2028
(b)
11,000,000 10,246,500
Inotiv, Inc., 3.25%, 10/15/2027 1,500,000 646,815
Insmed, Inc., 0.75%, 6/1/2028 9,000,000 10,323,000
Integer Holdings Corp., 2.13%, 2/15/2028
(b)
13,000,000 16,653,000
Jazz Investments I Ltd., 2.00%, 6/15/2026 5,000,000 5,067,500
Lantheus Holdings, Inc., 2.63%, 12/15/2027
(b)
10,030,000 11,289,768
MannKind Corp., 2.50%, 3/1/2026 6,000,000 6,142,800
Merit Medical Systems, Inc., 3.00%, 2/1/2029
(b)
12,000,000 13,338,000
NuVasive, Inc., 0.38%, 3/15/2025 4,456,000 4,110,660
PetIQ, Inc., 4.00%, 6/1/2026 10,007,000 10,145,097
Repligen Corp., 1.00%, 12/15/2028
(b)
5,000,000 5,605,000
Shockwave Medical, Inc., 1.00%, 8/15/2028
(b)
2,500,000 2,446,250
Varex Imaging Corp., 4.00%, 6/1/2025 6,500,000 7,608,900
181,160,355
Industrials — 14.60%
Advanced Energy Industries, Inc., 2.50%, 9/15/2028
(b)
10,000,000 10,575,000
Alarm.com Holdings, Inc., 5.68%, 1/15/2026 8,185,000 7,301,020
Axon Enterprise, Inc., 0.50%, 12/15/2027
(b)
10,500,000 13,287,750
Camtek Ltd., (8.66)%, 12/1/2026
(b)
9,000,000 11,655,000
CryoPort, Inc., 0.75%, 12/1/2026
(b)
7,620,000 6,076,950
FARO Technologies, Inc., 5.50%, 2/1/2028
(b)
1,500,000 1,294,650
Fluor Corp., 1.13%, 8/15/2029
(b)
7,500,000 8,184,375
Granite Construction, Inc., 3.75%, 5/15/2028
(b)
11,000,000 14,048,100
Greenbrier Companies, Inc. (The), 2.88%, 4/15/2028 11,500,000 11,339,000
Itron, Inc., 3.53%, 3/15/2026 10,000,000 9,256,000
John Bean Technologies Corp., 0.25%, 5/15/2026 9,000,000 8,166,600
Mesa Laboratories, Inc., 1.38%, 8/15/2025 9,982,000 9,214,384
Middleby Corp. (The), 1.00%, 9/1/2025 11,945,000 14,608,735
PureCycle Technologies, Inc., 7.25%, 8/15/2030
(b)
2,000,000 776,000
Tetra Tech, Inc., 2.25%, 8/15/2028
(b)
7,833,000 8,248,932

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Convertible Bonds — 91.38% - continued
Principal
Amount Fair Value
Industrials — 14.60% - continued
Xometry, Inc., 1.00%, 2/1/2027 $ 9,500,000 $ 8,972,738
143,005,234
Materials — 2.74%
Century Aluminum Co, 2.75%, 5/1/2028 3,395,000 2,963,282
MP Materials Corp., 0.25%, 4/1/2026
(b)
5,000,000 4,459,500
Peabody Energy Corp., 3.25%, 3/1/2028 7,000,000 10,045,000
SSR Mining, Inc., 2.50%, 4/1/2039 9,847,000 9,320,186
26,787,968
Real Estate — 0.20%
Redfin Corp., 0.50%, 4/1/2027 3,000,000 1,940,700
Technology — 33.34%
Altair Engineering, Inc., 1.75%, 6/15/2027
(b)
9,000,000 11,677,500
Bandwidth, Inc., 0.25%, 3/1/2026 3,000,000 2,497,650
Bandwidth, Inc., 0.50%, 4/1/2028 7,240,000 4,608,260
Bentley Systems, Inc., 0.38%, 7/1/2027 11,500,000 10,344,250
BlackLine, Inc., 5.22%, 3/15/2026 7,500,000 6,693,750
Box, Inc., (5.52)%, 1/15/2026 8,000,000 8,968,000
Confluent, Inc., 5.86%, 1/15/2027 6,000,000 5,032,800
CSG Systems International, Inc., 3.88%, 9/15/2028
(b)
8,000,000 8,075,200
CyberArk Software, Ltd., (33.86)%, 11/15/2024 4,000,000 5,684,000
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026 8,000,000 6,635,200
Dropbox, Inc., 0.65%, 3/1/2026 10,000,000 9,860,000
Envestnet, Inc., 2.63%, 12/1/2027
(b)
11,000,000 10,903,750
Everbridge, Inc., 6.54%, 3/15/2026 5,000,000 4,337,500
Fastly, Inc., 6.14%, 3/15/2026 8,000,000 7,000,000
GoPro, Inc., 1.25%, 11/15/2025 7,725,000 6,889,927
IMAX Corp., 0.50%, 4/1/2026 10,345,000 9,232,913
Impinj, Inc., 1.13%, 5/15/2027 9,000,000 9,844,200
Infinera Corp., 2.50%, 3/1/2027 13,000,000 11,931,377
InterDigital, Inc., 2.00%, 6/1/2024 4,000,000 5,395,000
InterDigital, Inc., 3.50%, 6/1/2027
(b)
6,000,000 8,816,400
Lumentum Holdings, Inc., 0.50%, 12/15/2026 9,600,000 8,601,600
Mitek Systems, Inc., 0.75%, 2/1/2026 5,682,000 5,326,875
Model N, Inc., 2.63%, 6/1/2025 7,000,000 7,532,000
Model N, Inc., 1.88%, 3/15/2028
(b)
3,000,000 2,799,300
ON Semiconductor Corp., 0.50%, 3/1/2029
(b)
5,500,000 5,871,250
PagerDuty, Inc., 1.50%, 10/15/2028
(b)
10,000,000 10,888,000
Perficient, Inc., 0.13%, 11/15/2026 12,499,000 10,412,917
Progress Software Corp., 1.00%, 4/15/2026 10,350,000 10,955,475
PROS Holdings, Inc., 2.25%, 9/15/2027 11,000,000 12,452,000
Q2 Holdings, Inc., 0.13%, 11/15/2025 4,500,000 4,063,950
Q2 Holdings, Inc., 0.75%, 6/1/2026 6,091,000 5,565,956
Rapid7, Inc., 0.25%, 3/15/2027 6,000,000 5,418,750
Semtech Corp., 1.63%, 11/1/2027 8,000,000 6,876,000

Absolute Convertible Arbitrage Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Convertible Bonds — 91.38% - continued
Principal
Amount Fair Value
Technology — 33.34% - continued
SMART Global Holdings, Inc., 2.25%, 2/15/2026 $ 8,000,000 $ 9,028,000
SMART Global Holdings, Inc., 2.00%, 2/1/2029
(b)
5,000,000 5,410,000
Unity Software, Inc., 6.33%, 11/15/2026 5,000,000 4,180,000
Veeco Instruments, Inc., 2.88%, 6/1/2029
(b)
7,500,000 9,607,500
Veradigm, Inc., 0.88%, 1/1/2027 10,000,000 10,075,000
Verint Systems, Inc., 0.25%, 4/15/2026 8,465,000 7,475,653
Veritone, Inc., 1.75%, 11/15/2026 7,000,000 1,732,260
Vishay Intertechnology, Inc., 2.25%, 9/15/2030
(b)
11,000,000 10,857,000
Wolfspeed, Inc., 0.25%, 2/15/2028 7,000,000 4,749,500
Workiva, Inc., 1.13%, 8/15/2026 9,175,000 12,643,150
326,949,813
Utilities — 1.37%
Ormat Technologies, Inc., 2.50%, 7/15/2027
(b)
13,000,000 13,403,000
TOTAL CONVERTIBLE BONDS
    (Cost $907,162,371) 895,489,486
Money Market Funds - 6.04% Shares
First American Treasury Obligations Fund, Class X, 5.28%
(c)
59,168,875 59,168,875
TOTAL MONEY MARKET FUNDS
    (Cost $59,168,875) 59,168,875
Total Investments — 99.88%
    (Cost $990,398,643) 978,759,305
Other Assets in Excess of Liabilities  —  0.12% 1,135,985
Net Assets — 100.00% $ 979,895,290
(a) Affiliated Company
(b) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c) Rate disclosed is the seven day effective yield as of December 31, 2023.

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
December 31, 2023 (Unaudited)
Common Stocks - Short - (39.38%) Shares Fair Value
Communications - (0.32%)
Fiverr International Ltd. (2,724) $ (74,147)
IMAX Corp. (133,797) (2,009,631)
Magnite, Inc. (9,000) (84,060)
TechTarget, Inc. (17,700) (617,023)
Upwork, Inc. (22,304) (331,660)
(3,116,521)
Consumer Discretionary - (6.85%)
Axon Enterprise, Inc. (35,893) (9,272,238)
Callaway Golf Co. (229,500) (3,291,030)
Chegg, Inc. (1,500) (17,040)
Cracker Barrel Old Country Store, Inc. (16,655) (1,283,767)
Fisker, Inc. (119,508) (209,139)
Freshpet, Inc. (54,300) (4,711,068)
Guess?, Inc. (201,411) (4,644,538)
indie Semiconductor, Inc. (472,837) (3,834,708)
LCI Industries (25,400) (3,193,034)
Live Nation Entertainment, Inc. (65,230) (6,105,529)
Luminar Technologies, Inc. (278,411) (938,245)
Marriott Vacations Worldwide Corp. (11,380) (966,048)
Norwegian Cruise Lines Holdings Ltd. (125,000) (2,505,000)
Patrick Industries, Inc. (80,400) (8,068,140)
Stride, Inc. (117,000) (6,946,290)
Wayfair, Inc., Class A (59,900) (3,695,830)
Winnebago Industries, Inc. (102,080) (7,439,590)
(67,121,234)
Consumer Staples - (0.96%)
Chefs' Warehouse, Inc. (The) (96,984) (2,854,239)
MGP Ingredients, Inc. (66,183) (6,520,349)
(9,374,588)
Energy - (1.50%)
Green Plains, Inc. (190,000) (4,791,800)
Northern Oil and Gas, Inc. (101,000) (3,744,070)
Oil States International, Inc. (316,826) (2,151,249)
Stem, Inc. (4,022,842)
(14,709,961)
Financials - (0.76%)
Encore Capital Group, Inc. (103,320) (5,243,490)
EZCORP, Inc., Class A (256,000) (2,237,440)
(7,480,930)
Health Care - (7.45%)
Accuray, Inc. (511,000) (1,446,130)
Alphatec Holdings, Inc. (285,000) (4,306,350)
Amphastar Pharmaceuticals, Inc. (89,548) (5,538,544)
Bridgebio Pharma, Inc. (26,729) (1,079,050)
CONMED Corp. (40,025) (4,383,138)
CryoLife, Inc. (151,732) (2,712,968)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
December 31, 2023 (Unaudited)
Common Stocks - Short - (39.38%) - continued Shares Fair Value
Cutera, Inc. (38,081) $ (134,236)
Exact Sciences Corp. (40,822) (3,020,012)
Globus Medical, Inc., Class A (3,000) (159,870)
Gossamer Bio, Inc. (123,000) (112,238)
Halozyme Therapeutics, Inc. (117,000) (4,324,320)
Inotiv, Inc. (6,000) (22,020)
Insmed, Inc. (204,000) (6,321,959)
Integer Holdings Corp. (120,234) (11,912,784)
Jazz Pharmaceuticals PLC (19,155) (2,356,065)
Lantheus Holdings, Inc. (80,300) (4,978,600)
Mannkind Corp. (640,405) (2,331,074)
Merit Medical Systems, Inc. (93,058) (7,068,685)
PetIQ, Inc., Class A (127,800) (2,524,050)
Repligen Corp. (18,000) (3,236,400)
Shockwave Medical, Inc. (4,800) (914,688)
Varex Imaging Corp. (198,635) (4,072,018)
(72,955,199)
Industrials - (7.49%)
Advanced Energy Industries, Inc. (46,991) (5,118,260)
Alarm.com Holdings, Inc. (15,061) (973,242)
Camtek Ltd. (118,379) (8,213,134)
Cryoport, Inc. (6,500) (100,685)
Enovis Corp. (140,690) (7,881,454)
FARO Technologies, Inc. (21,400) (482,142)
Fluor Corp. (115,411) (4,520,649)
Granite Construction, Inc. (184,279) (9,372,430)
Greenbrier Companies, Inc. (The) (138,128) (6,102,495)
Itron, Inc. (26,751) (2,019,968)
John Bean Technologies Corp. (19,717) (1,960,856)
Mesa Laboratories, Inc. (9,150) (958,646)
Middleby Corp. (The) (64,832) (9,541,325)
PureCycle Technologies, Inc. (76,500) (309,825)
SMART Global Holdings, Inc. (429,547) (8,131,324)
Tetra Tech, Inc. (24,794) (4,138,862)
Xometry, Inc. (99,905) (3,587,589)
(73,412,886)
Materials - (1.32%)
Century Aluminum Co. (129,000) (1,566,060)
MP Materials Corp. (44,040) (874,194)
Peabody Energy Corp. (315,136) (7,664,108)
SSR Mining, Inc. (260,000) (2,797,600)
(12,901,962)
Real Estate - (0.01%)
Redfin Corp. (7,000) (72,240)
Technology - (11.97%)
Allscripts Healthcare Solutions, Inc. (451,000) (4,730,990)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (continued)
December 31, 2023 (Unaudited)
Common Stocks - Short - (39.38%) - continued Shares Fair Value
Altair Engineering, Inc., Class A (86,081) $ (7,243,716)
Bandwidth, Inc., Class A (20,874) (302,047)
Bentley Systems, Inc. (60,579) (3,161,012)
BlackLine, Inc. (9,985) (623,463)
Box, Inc., Class A (223,073) (5,712,900)
Confluent, Inc., Class A (14,709) (344,191)
CSG Systems International, Inc. (63,000) (3,352,230)
CyberArk Software, Ltd. (19,693) (4,313,752)
DigitalOcean Holdings, Inc. (12,004) (440,427)
Dropbox, Inc., Class A (106,027) (3,125,676)
Envestnet, Inc. (76,700) (3,798,184)
Everbridge, Inc. (1,500) (36,465)
Fastly, Inc., Class A (13,164) (234,319)
GoPro, Inc., Class A (187,000) (648,890)
Impinj, Inc. (47,000) (4,231,410)
Infinera Corp. (922,240) (4,380,640)
InterDigital, Inc. (108,897) (11,819,680)
Lumentum Holdings, Inc. (41,186) (2,158,970)
Mitek Systems, Inc. (113,478) (1,479,753)
Model N, Inc. (142,279) (3,831,573)
ON Semiconductor Corp. (34,500) (2,881,785)
PagerDuty, Inc. (248,912) (5,762,313)
Perficient, Inc. (19,066) (1,254,924)
Progress Software Corp. (114,000) (6,190,200)
PROS Holdings, Inc. (172,430) (6,688,560)
Q2 Holdings, Inc. (31,607) (1,372,060)
Rapid7, Inc. (21,356) (1,219,428)
Semtech Corp. (140,200) (3,071,782)
Unity Software, Inc. (2,256) (92,248)
Veeco Instruments, Inc. (201,794) (6,261,668)
Verint Systems, Inc. (23,700) (640,611)
Veritone, Inc. (140,926) (255,076)
Vishay Intertechnology, Inc. (224,000) (5,369,280)
Wolfspeed, Inc. (36,432) (1,585,156)
Workiva, Inc., Class A (86,722) (8,804,885)
(117,420,264)
Utilities - (0.75%)
Ormat Technologies, Inc. (96,737) (7,331,697)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $423,950,970) (385,897,482)
TOTAL SECURITIES SOLD SHORT - (39.38%)
(Proceeds Received $423,950,970 ) $ (385,897,482)

Absolute Convertible Arbitrage Fund
Schedule of Futures Contracts
December 31, 2023 (Unaudited)
Futures Contracts Contracts
Expiration
Date
Notional
Amount
Value/
Unrealized
Appreciation
(Depreciation)
SHORT CONTRACTS
5 Year US Treasury Note Future (400) March 2024 $ (43,509,375) $ (1,067,329)

Absolute Flexible Fund
Schedule of Investments
December 31, 2023 (Unaudited)
Convertible Bonds — 84.65%
Principal
Amount Fair Value
Communications — 10.46%
Magnite , Inc., 0.25%, 3/15/2026 $ 1,000,000 $ 861,500
TechTarget , Inc., 6.19%, 12/15/2026
1
1,000,000 835,000
Upwork , Inc., 0.25%, 8/15/2026 1,250,000 1,066,375
2,762,875
Consumer Discretionary — 5.81%
Chegg , Inc., 6.87%, 9/1/2026
1
800,000 668,000
Cracker Barrel Old Country Store, Inc., 0.63%, 6/15/2026 1,000,000 866,300
1,534,300
Health Care — 11.71%
Accuray , Inc., 3.75%, 6/1/2026 1,000,000 910,000
Bridgebio Pharma, Inc., 2.25%, 2/1/2029 382,000 325,426
Inotiv , Inc., 3.25%, 10/15/2027 500,000 215,605
NuVasive , Inc., 0.38%, 3/15/2025 515,000 475,087
PetIQ , Inc., 4.00%, 6/1/2026 1,150,000 1,165,870
3,091,988
Industrials — 11.40%
Itron , Inc., 3.53%, 3/15/2026
1
1,250,000 1,157,000
John Bean Technologies Corp., 0.25%, 5/15/2026 1,000,000 907,400
Xometry , Inc., 1.00%, 2/1/2027 1,000,000 944,499
3,008,899
Real Estate — 1.84%
Redfin Corp., 0.50%, 4/1/2027 750,000 485,175
Technology — 43.43%
Bandwidth, Inc., 0.25%, 3/1/2026 1,000,000 832,550
Bentley Systems, Inc., 0.38%, 7/1/2027 1,324,000 1,190,938
Confluent, Inc., 5.86%, 1/15/2027
1
1,000,000 838,800
DigitalOcean Holdings, Inc., 6.51%, 12/1/2026
1
1,000,000 829,400
Dropbox, Inc., 0.65%, 3/1/2026
1
1,000,000 986,000
Fastly , Inc., 6.14%, 3/15/2026
1
593,000 518,875
GoPro, Inc., 1.25%, 11/15/2025 400,000 356,760
IMAX Corp., 0.50%, 4/1/2026 1,250,000 1,115,625
Infinera Corp., 2.50%, 3/1/2027 1,250,000 1,147,248
Perficient , Inc., 0.13%, 11/15/2026 1,250,000 1,041,375
Q2 Holdings, Inc., 0.13%, 11/15/2025 1,000,000 903,100
Rapid7, Inc., 0.25%, 3/15/2027 956,000 863,388
SMART Global Holdings, Inc., 2.25%, 2/15/2026 480,000 541,680
Veritone , Inc., 1.75%, 11/15/2026 1,246,000 308,342
11,474,081
TOTAL CONVERTIBLE BONDS
    (Cost $22,416,512) 22,357,318

Absolute Flexible Fund
Schedule of Investments (continued)
December 31, 2023 (Unaudited)
Money Market Funds - 17.76% Shares Fair Value
First American Treasury Obligations Fund, Class X, 5.28%
(a)
4,692,018 4,692,018
TOTAL MONEY MARKET FUNDS
    (Cost $4,692,018) 4,692,018
Total Investments — 102.41%
    (Cost $27,108,530) $ 27,049,336
Liabilities in Excess of Other Assets  —  (2.41)% (635,641)
Net Assets — 100.00% $ 26,413,695
(a) Rate disclosed is the seven day effective yield as of December 31, 2023.

Absolute Flexible Fund
Schedule of Securities Sold Short
December 31, 2023 - (Unaudited)
Common Stocks - Short - (11.06%) Shares Fair Value
Communications - (1.25%)
IMAX Corp. (15,000) $ (225,300)
TechTarget, Inc. (1,800) (62,748)
Upwork, Inc. (2,838) (42,201)
(330,249)
Consumer Discretionary - (0.35%)
Cracker Barrel Old Country Store, Inc. (1,200) (92,496)
Health Care - (1.66%)
Accuray, Inc. (50,000) (141,500)
Bridgebio Pharma, Inc. (1,771) (71,495)
PetIQ, Inc., Class A (11,400) (225,150)
(438,145)
Industrials - (3.68%)
Itron, Inc. (3,215) (242,765)
John Bean Technologies Corp. (2,283) (227,044)
SMART Global Holdings, Inc. (13,005) (246,185)
Xometry, Inc. (7,120) (255,679)
(971,673)
Technology - (4.12%)
Bentley Systems, Inc. (4,340) (226,461)
Confluent, Inc., Class A (1,100) (25,740)
DigitalOcean Holdings, Inc. (550) (20,180)
Dropbox, Inc., Class A (7,230) (213,140)
Fastly, Inc., Class A (500) (8,900)
Infinera Corp. (65,360) (310,460)
Perficient, Inc. (1,030) (67,795)
Q2 Holdings, Inc. (800) (34,728)
Rapid7, Inc. (2,860) (163,306)
Veritone, Inc. (10,658) (19,291)
(1,090,001)
TOTAL COMMON STOCKS - SHORT
(Proceeds Received $2,785,527) (2,922,564)
TOTAL SECURITIES SOLD SHORT - (11.06%)
(Proceeds Received $2,785,527 ) $ (2,922,564)